Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended
	Feb. 23, 2021	Dec. 31, 2024	Dec. 31, 2024
C000222778
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Humankind U.S. Stock ETF
Without Sales Load [Member] | C000222778
Average Annual Return [Line Items]
Average Annual Return, Percent		10.65%	8.32%
Humankind US Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Humankind US Equity Index
Average Annual Return, Percent		10.78%	8.42%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		23.95%	12.53%